JPMorgan Equity Focus ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Automobiles — 1.7%
Tesla, Inc. *	62,379	27,741,189
Banks — 2.4%
M&T Bank Corp.	192,581	38,057,857
Biotechnology — 0.7%
Gilead Sciences, Inc.	101,993	11,321,223
Broadline Retail — 4.8%
Amazon.com, Inc. *	351,581	77,196,640
Building Products — 1.1%
Trane Technologies plc	40,986	17,294,453
Capital Markets — 2.6%
Morgan Stanley	264,663	42,070,830
Construction & Engineering — 1.4%
Quanta Services, Inc.	56,010	23,211,664
Construction Materials — 1.5%
Martin Marietta Materials, Inc.	37,603	23,700,419
Consumer Finance — 2.9%
Capital One Financial Corp.	218,668	46,484,443
Electric Utilities — 2.1%
NextEra Energy, Inc.	452,939	34,192,365
Entertainment — 3.4%
Netflix, Inc. *	21,492	25,767,189
Take-Two Interactive Software, Inc. *	109,911	28,396,606
		54,163,795
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	93,910	47,212,313
Mastercard, Inc., Class A	60,718	34,537,006
		81,749,319
Ground Transportation — 1.5%
Canadian Pacific Kansas City Ltd. (Canada)	332,504	24,768,223
Health Care Providers & Services — 2.5%
HCA Healthcare, Inc.	95,262	40,600,664
Hotels, Restaurants & Leisure — 4.3%
Booking Holdings, Inc.	5,406	29,188,454
McDonald's Corp.	132,672	40,317,694
		69,506,148
Household Products — 2.1%
Procter & Gamble Co. (The)	216,143	33,210,372
Industrial Conglomerates — 3.2%
3M Co.	136,017	21,107,118
Honeywell International, Inc.	145,037	30,530,289
		51,637,407

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 3.1%
Loews Corp.	497,532	49,947,237
Interactive Media & Services — 7.8%
Alphabet, Inc., Class C	220,807	53,777,545
Meta Platforms, Inc., Class A	97,352	71,493,362
		125,270,907
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	41,481	20,119,115
Oil, Gas & Consumable Fuels — 4.9%
EOG Resources, Inc.	284,704	31,921,012
Kinder Morgan, Inc.	1,661,638	47,040,972
		78,961,984
Pharmaceuticals — 2.3%
Johnson & Johnson	202,446	37,537,537
Retail REITs — 1.3%
Regency Centers Corp.	290,061	21,145,447
Semiconductors & Semiconductor Equipment — 14.7%
Analog Devices, Inc.	151,084	37,121,339
Broadcom, Inc.	235,026	77,537,428
NVIDIA Corp.	649,918	121,261,700
		235,920,467
Software — 13.0%
HubSpot, Inc. *	29,837	13,957,749
Intuit, Inc.	55,471	37,881,701
Microsoft Corp.	233,745	121,068,223
Oracle Corp.	46,748	13,147,407
Palo Alto Networks, Inc. *	115,125	23,441,752
		209,496,832
Specialized REITs — 1.8%
Public Storage	99,875	28,848,894
Specialty Retail — 1.5%
Lowe's Cos., Inc.	95,051	23,887,267
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	233,326	59,411,799
Total Common Stocks (Cost $1,272,180,449)		1,587,454,497

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b) (Cost $20,329,684)	20,324,522	20,332,651
Total Investments — 100.0% (Cost $1,292,510,133)		1,607,787,148
Liabilities in Excess of Other Assets — (0.0)% ^		(335,370)
NET ASSETS — 100.0%		1,607,451,778

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,607,787,148	$—	$—	$1,607,787,148

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$14,550,239	$24,775,287	$18,996,507	$764	$2,868	$20,332,651	20,324,522	$203,644	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.